NATIONWIDE(R) MUTUAL FUNDS
                             PRESTIGE BALANCED FUND
                           PRESTIGE INTERNATIONAL FUND


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001
                                   (UNAUDITED)

                                   BLANK PAGE

                           NATIONWIDE(R) MUTUAL FUNDS
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001

                                TABLE OF CONTENTS

Prestige Balanced Fund ..................................................... 4

Prestige International Fund ................................................12

Statements of Assets and Liabilities .......................................16

Statements of Operations ...................................................17

Statements of Changes in Net Assets ........................................18

Financial Highlights .......................................................19

Notes to Financial Statements ..............................................21

                             PRESTIGE BALANCED FUND

MANAGEMENT  DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?
For the six-month period ended April 30, 2001, the Prestige Balanced Fund returned -4.56%* versus -4.80% for a composite of 60% S&P 500 Index / 40% Lehman Brothers Aggregate Bond Index. The returns for each of these Indexes were -12.07% and 6.22%, respectively.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
In April 2001, the U.S. equity market rebounded from the downtrend started in mid-2000, benefiting from the Fed's four 50-basis-point interest rate cuts in 2001 and from stronger-than-expected economic data. Despite the four interest rate cuts, the S&P 500 Index and the Nasdaq declined 12.07% and 36.97%, respectively.

Strong stock selection by the Fund across the majority of sectors contributed to the equity portion of the Fund's outperformance over the S&P 500 Index benchmark. By contrast, stock selection in the telecommunications, software and services, and hardware sectors/industries detracted from the equity performance during this period.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?+
Overweighted positions in Philip Morris and Comcast Corporation, combined with underweighted positions in Enron, Applied Micro Circuits, and Yahoo, contributed positively to equity performance. In contrast, overweighted positions in Sun Microsystems and Level 3 Communications, along with underweighted positions in Microsoft, J.P. Morgan Chase, and Best Buy, negatively impacted the portfolio.

In fixed income, we extended and maintained our long duration position six months ago in anticipation of further easing from the Fed. In December 2000, we shifted our sector allocations out of U.S. Treasuries, agency, and residential mortgages into the corporate sector.

WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S
POSITION--GOING FORWARD?
Recession risks in the U.S. have fallen in the past two months as the inventory correction has run its course. The Fed has shifted to a more stimulative monetary policy. However, the economy will continue to face headwinds from corporate sector retrenchment. We expect corporations to restrain capital spending by cutting employment, thus keeping a lid on economic growth and inflation for the rest of the year. The Fed, however, is very likely to remain diligent in its attempt to offset the negative growth dynamic brought on by corporate retrenchment. We believe the U.S. has seen the trough in terms of earnings revisions, and the Fed is clearly going to continue to provide monetary stimulus.

--------------------------------------------------------------------------------
* Performance of Class A shares without sales charge and assuming all distributions reinvested.

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS+


[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS]
Foreign Bonds 1.1%
Repurchase Agreement 2.0%
Asset-Backed Securities 4.4%
Mortgage-Backed Securities 6.3%
Corporate Bonds 9.3%
U.S. Government Obligations 16.0%
Common Stock 60.9%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS
(For Periods Ended April 30, 2001)
                                              INSTITUTIONAL
              CLASS A           CLASS B         SERVICE
YEARS      W/O SC*   W/SC1   W/O SC*   W/SC2      CLASS3
--------------------------------------------------------------------------------
1          -3.49%   -9.01%   -4.23%   -8.89%      -3.35%
--------------------------------------------------------------------------------
Life4       5.24%    2.77%    4.43%    3.30%       5.43%
--------------------------------------------------------------------------------
All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance date.
* These returns do not reflect the effects of a sales charge (SC).
+  Portfolio composition subject to change.
1  A 5.75% front-end sales charge was deducted.
2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
3  Institutional Service Class Shares are not subject to any sale charges.
4  Fund commenced operations on 11/02/98.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE,
AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR
LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE
OF FUTURE RESULTS.


J.P. MORGAN INVESTMENT MANAGEMENT, INC.--
SUBADVISER

PORTFOLIO MARKET VALUE $8,884,639
April 30, 2001

                           NATIONWIDE(R) MUTUAL FUNDS
                             PRESTIGE BALANCED FUND
               SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL   SECURITY DESCRIPTION             MARKET VALUE

--------------------------------------------------------------------------------

            ASSET BACKED SECURITIES  (4.5%)
            COMMUNICATION  (0.9%)
$ 50,000    Bellsouth Cap Fdg Corp Bonds,
            7.875%, 02/15/30                  $  53,253
   25,000   Cox Communications,
            7.75%, 8/15/10                       26,318
                                              ---------
                                                 79,571
                                              ---------
            FINANCIAL / MISCELLANEOUS  (3.6%)
  110,000   Carco Auto Loan Master,
            5.78%, 3/15/04                      111,400
   20,000   Chase Credit Account Master Trust,
            6.00%, 08/15/05                      20,420
   22,217   Greentree Financial Corp.,
            7.20%, 4/15/19                       22,594
   55,000   Residential Asset Securities Corp.,
            7.355%, 01/25/26                     56,763
  100,000   Sears Credit Account Master Trust,
            7.00%, 07/15/08                     104,178
                                              ---------
                                                315,355
                                              ---------
            TOTAL ASSET BACKED SECURITIES       394,926
                                              ---------
--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (61.7%)
            AEROSPACE  (0.4%)
      365   Boeing Co.                           22,557
      120   Goodrich (B.F.) Co.                   4,728
       90   United Technologies Corp.             7,027
                                              ---------
                                                 34,312
                                              ---------
            AIRLINES  (0.2%)
    1,030   Southwest Airlines Co.               18,756
                                              ---------
            ALUMINUM  (0.5%)
      980   Alcoa, Inc.                          40,572
                                              ---------
            ANALYTICAL INSTRUMENTS  (0.0%)
       90   Applera Corp.                         2,885
                                              ---------
            BANKS  (0.6%)
    2,344   U.S. Bancorp New                     49,646
                                              ---------
            BEVERAGES / SOFT DRINK  (0.7%)
      980   Coca-Cola Co.                        45,266
      360   PepsiCo, Inc.                        15,772
                                              ---------
                                                 61,038
                                              ---------
            BIOTECHNOLOGY  (0.2%)
      270   Human Genome Sciences, Inc. *        17,342
                                              ---------

--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
            BROADCAST MEDIA/
            CABLE TELEVISION  (0.9%)
      922   AT&T Corp. - Liberty
            Media Group *                     $  14,752
      710   Comcast Corp. *                      31,176
      710   Viacom, Inc. *                       36,963
                                              ---------
                                                 82,891
                                              ---------
            BUSINESS EQUIPMENT &
            SERVICES  (0.3%)
       90   eBay, Inc. *                          4,543
      540   NCR Corp. *                          25,386
                                              ---------
                                                 29,929
                                              ---------
            CAPITAL GOODS  (4.5%)
      206   Cooper Industries, Inc.               7,698
       90   Dover Corp.                           3,516
      170   Eaton Corp.                          12,514
      270   Emerson Electric Co.                 17,996
    4,640   General Electric Co.                225,180
      180   Grainger (W.W.), Inc.                 6,980
      360   Ingersoll-Rand Co.                   16,920
      102   ITT Industries, Inc.                  4,495
      180   Parker-Hannifin Corp.                 8,392
      180   Rockwell International Corp.          8,105
    1,520   Tyco International Ltd.              81,122
                                              ---------
                                                392,918
                                              ---------
            CHEMICALS  (0.9%)
      430   Air Products & Chemicals, Inc.       18,486
      620   Dow Chemical Co.                     20,738
      180   Du Pont (E.I.) De Nemours & Co.       8,134
      360   Praxair, Inc.                        17,039
      394   Rohm & Haas Co.                      13,542
                                              ---------
                                                 77,939
                                              ---------
            COMBINATION UTILITY
            SERVICES  (0.0%)
       90   Potomac Electric Power Co.            1,967
                                              ---------
            COMMUNICATION
            EQUIPMENT  (0.2%)
      270   CIENA Corp. *                        14,866
                                              ---------
            COMPUTER EQUIPMENT  (4.3%)
    1,520   Compaq Computer Corp.                26,600
      980   Dell Computer Corp. *                25,764
    1,070   EMC Corp. *                          42,372
      360   Hewlett-Packard Co.                  10,235
    3,120   Intel Corp.                          96,439

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                             PRESTIGE BALANCED FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
            COMPUTER EQUIPMENT  (CONTINUED)
      890   International Business
            Machines Corp.                    $ 102,474
       90   Juniper Networks, Inc. *              5,313
      360   Quantum Corp. - DLT &
            Storage Systems *                     4,104
    2,230   Sun Microsystems, Inc. *             38,178
      411   VERITAS Software Corp. *             24,500
                                              ---------
                                                375,979
                                              ---------
            COMPUTER SOFTWARE &
            SERVICES  (3.5%)
      180   Adobe Systems, Inc.                   8,086
      360   Automatic Data Processing, Inc.      19,530
       55   Avaya, Inc. *                           813
      180   BEA Systems, Inc. *                   7,353
      180   Cabletron Systems, Inc. *             2,822
    3,930   Cisco Systems, Inc. *                66,731
      270   Citrix Systems, Inc. *                7,668
    2,500   Microsoft Corp. *                   169,375
      360   Parametric Technology Corp. *         4,104
      270   Peregrine Systems, Inc. *             6,961
      270   Siebel Systems, Inc. *               12,307
                                              ---------
                                                305,750
                                              ---------
            CONSUMER NON-CYCLICAL  (1.3%)
      360   Estee Lauder Co., Inc.               14,310
      890   Gillette Co.                         25,240
      360   Kimberly-Clark Corp.                 21,384
      829   Procter & Gamble Co.                 49,782
                                              ---------
                                                110,716
                                              ---------
            CONTAINERS  (0.1%)
      270   Smurfit-Stone Container Corp. *       3,956
       56   Temple-Inland, Inc.                   2,856
                                              ---------
                                                  6,812
                                              ---------
            DRUGS  (5.7%)
      360   ALZA Corp. *                         16,459
      800   American Home Products Corp.         46,200
      620   Amgen, Inc. *                        37,907
      540   Bristol-Myers Squibb Co.             30,240
      500   Eli Lilly & Co.                      42,500
      140   Forest Labs, Inc. *                   8,561
    1,340   Merck & Co., Inc.                   101,800
    3,210   Pfizer, Inc.                        138,992
      710   Pharmacia & Upjohn, Inc.             37,105
      890   Schering-Plough Corp.                34,301
                                              ---------
                                                494,065
                                              ---------

--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
            ELECTRONICS  (1.8%)
      270   Agilent Technologies *            $  10,533
       90   Analog Devices, Inc. *                4,258
      540   Applied Materials, Inc. *            29,484
       90   Broadcom Corp. *                      3,740
      180   Lattice Semiconductor Corp. *         4,433
      360   Linear Technology Corp.              17,294
      180   LSI Logic Corp. *                     3,685
      180   Maxim Integrated Products, Inc. *     9,198
      180   Micron Technology, Inc. *             8,168
    1,070   Motorola, Inc.                       16,639
      270   Tellabs, Inc. *                       9,480
      710   Texas Instruments, Inc.              27,477
      270   Xilinx, Inc. *                       12,817
                                              ---------
                                                157,206
                                              ---------
            FINANCIAL / BANKS  (1.7%)
      450   AmSouth Bancorp                       7,718
      540   Bank of America Corp.                30,239
    1,340   Bank One Corp.                       50,611
       90   Banknorth Group, Inc.                 1,781
       90   Charter One Financial, Inc.           2,637
       90   Compass Bancshares, Inc.              2,083
       90   Dime Bancorp, Inc.                    3,002
      620   First Union Corp.                    18,581
       90   Golden State Bancorp, Inc.            2,682
       96   Hibernia Corp.                        1,567
      360   Keycorp                               8,345
      180   National Commerce Bancorp             4,484
      270   PNC Financial Services Group         17,569
       84   Sovereign Bancorp, Inc.                 891
                                              ---------
                                                152,190
                                              ---------
            FINANCIAL / MISCELLANEOUS  (5.9%)
       90   A.G. Edwards, Inc.                    3,660
      790   American Express Co.                 33,528
      180   Americredit Corp. *                   8,345
      540   Capital One Financial Corp.          33,944
      450   CIT Group, Inc.                      16,515
    3,390   Citigroup, Inc.                     166,619
      270   Countrywide Credit Industries, Inc.  11,521
      620   Fannie Mae                           49,761
      360   Freddie Mac                          23,688
      270   Goldman Sachs Group, Inc.            24,597
      180   GreenPoint Financial Corp.            6,624
      360   Household International, Inc.        23,047
      360   MBNA Corp.                           12,834
      180   Merrill Lynch & Co., Inc.            11,106
      180   Morgan Stanley Dean Witter & Co.     11,302
      800   Providian Financial Corp.            42,640
      190   Stilwell Financial, Inc.              5,599

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                             PRESTIGE BALANCED FUND
         SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
            FINANCIAL / MISCELLANEOUS
            (CONTINUED)
      180   Schwab (Charles) Corp.            $   3,564
      360   TD Waterhouse Group, Inc. *           4,036
      540   Washington Mutual, Inc.              26,962
                                              ---------
                                                519,892
                                              ---------
            FOOD & RELATED  (1.9%)
       90   General Mills                         3,547
      370   Heinz (H.J.) Co.                     14,486
      180   Kellogg Co.                           4,590
    2,308   Philip Morris Cos., Inc.            115,653
      180   Quaker Oats Co.                      17,460
      180   Unilever NV *                        10,102
                                              ---------
                                                165,838
                                              ---------
            HEALTH CARE  (1.9%)
      180   Abbott Laboratories                   8,348
      180   Bard (C.R.), Inc.                     7,922
      270   Becton Dickinson & Co.                8,735
      540   Boston Scientific Corp. *             8,575
      360   Guidant Corp. *                      14,760
      360   HCA-The Healthcare Co.               13,932
      620   Johnson & Johnson Co.                59,818
       90   Medtronic, Inc.                       4,014
      180   St. Jude Medical, Inc. *             10,305
      710   Tenet Healthcare Corp. *             31,694
                                              ---------
                                                168,103
                                              ---------
            HOSPITAL AND MEDICAL
            SERVICE PLANS  (0.1%)
      270   Aetna US Healthcare *                 7,611
                                              ---------
            HOTELS / MOTELS  (0.4%)
      710   Hilton Hotels Corp.                   7,846
       70   International Game Technology *       3,915
      270   Marriott International, Inc.
              Class A                            12,388
      360   Starwood Hotels & Resorts
            Worldwide, Inc.                      12,992
                                              ---------
                                                 37,141
                                              ---------
            INFORMATION RETRIEVAL
            SERVICES  (1.4%)
    2,410   Aol Time Warner *                   121,705
                                              ---------
            INSURANCE  (1.6%)
      800   Allstate Corp.                       33,400
      270   AMBAC Financial Group                14,529
      890   American International Group, Inc.   72,801
       90   Hartford Financial Services Group     5,589

--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
            INSURANCE  (CONTINUED)
      270   MBIA, Inc.                        $  12,920
       90   St. Paul Cos., Inc.                   4,059
                                              ---------
                                                143,298
                                              ---------
            INSURANCE / LIFE  (0.9%)
      890   American General Corp.               38,813
      180   CIGNA Corp.                          19,206
      270   Lincoln National Corp.               12,463
      180   Torchmark Corp.                       6,820
                                              ---------
                                                 77,302
                                              ---------
            LEISURE PRODUCTS  (0.1%)
      270   Hasbro, Inc.                          3,308
      540   Mattel, Inc.                          8,721
                                              ---------
                                                 12,029
                                              ---------
            MACHINERY AND
            ENGINEERING  (0.1%)
       90   Illinois Tool Works, Inc.             5,704
                                              ---------
            MANUFACTURING /
            DIVERSIFIED  (0.7%)
      890   Honeywell International, Inc.        43,503
      270   PPG Industries, Inc.                 14,351
                                              ---------
                                                 57,854
                                              ---------
            MEDICAL  (0.1%)
       90   Baxter International, Inc.            8,204
                                              ---------
            MOTOR VEHICLES  (0.8%)
      980   Delphi Automotive Systems Corp.      14,602
      360   Ford Motor Co.                       10,613
      360   General Motors Corp.                 19,731
       90   Harley-Davidson, Inc.                 4,148
      180   Johnson Controls, Inc.               13,032
       90   Lear Corp. *                          3,240
       90   PACCAR, Inc.                          4,367
                                              ---------
                                                 69,733
                                              ---------
            OIL & GAS  (1.0%)
       90   Devon Energy Corp.                    5,311
       90   Enron Corp.                           5,645
    1,250   Royal Dutch Petroleum Co.            74,412
                                              ---------
                                                 85,368
                                              ---------
            OIL / DOMESTIC  (0.2%)
      270   Anadarko Petroleum Corp.             17,447
                                              ---------

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                             PRESTIGE BALANCED FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
            OIL / INTERNATIONAL  (3.1%)
      800   Chevron Corp.                     $  77,248
    1,870   Exxon Mobil Corp.                   165,682
      450   Texaco, Inc.                         32,526
                                              ---------
                                                275,456
                                              ---------
            OIL EQUIPMENT &
            SERVICES  (0.8%)
      620   Baker Hughes, Inc.                   24,360
       90   Cooper Cameron Corp. *                5,675
       90   Diamond Offshore Drilling, Inc.       3,953
      270   Dynegy, Inc.                         15,620
      620   Global Marine, Inc. *                17,825
                                              ---------
                                                 67,433
                                              ---------
            PHOTOGRAPHIC  (0.3%)
      534   Eastman Kodak Co.                    23,229
                                              ---------
            PRINTING & PUBLISHING  (0.4%)
      420   Gannett Co., Inc.                    27,111
       90   Knight-Ridder, Inc.                   4,874
                                              ---------
                                                 31,985
                                              ---------
            RAILROADS  (0.2%)
      620   Burlington Northern Santa Fe Corp.   18,228
       38   Union Pacific Corp.                   2,162
                                              ---------
                                                 20,390
                                              ---------
            REAL ESTATE INVESTMENT
            TRUSTS  (0.0%)
       90   IndyMac Mortgage
            Holdings, Inc. *                      2,061
                                              ---------
            RESTAURANTS  (0.2%)
      620   McDonald's Corp.                     17,050
                                              ---------
            RETAIL  (3.4%)
      180   Abercrombie & Fitch Co. *             5,994
      180   Costco Wholesale Corp. *              6,287
      538   Federated Department Stores,
              Inc. *                             23,123
       90   Gap, Inc.                             2,494
    1,430   Home Depot, Inc.                     67,353
      270   Jones Apparel Group, Inc. *          10,730
      270   Limited, Inc. (The)                   4,568
       90   Lowe's Cos., Inc.                     5,670
      520   May Department Stores Co.            19,370
      180   Nike, Inc. Class B                    7,526
      800   Target Corp.                         30,760
      620   TJX Cos., Inc.                       19,425
    1,894   Wal-Mart Stores, Inc.                97,996
                                              ---------
                                                301,296
                                              ---------

--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
            RETAIL / FOOD & DRUG  (0.6%)
      800   Kroger Co. *                      $  18,072
      540   Safeway, Inc. *                      29,322
      180   Walgreen Co.                          7,700
                                              ---------
                                                 55,094
                                              ---------
            SEMICONDUCTORS  (0.2%)
      270   Altera Corp. *                        6,828
       90   Cypress Semiconductor Corp. *         2,034
      180   PMC-Sierra, Inc. *                    7,497
                                              ---------
                                                 16,359
                                              ---------
            SERVICES  (1.2%)
    1,430   Cendant Corp. *                      25,368
      180   Electronic Data Systems Corp.        11,610
      450   E*TRADE Group, Inc. *                 4,230
      620   Gemstar-TV Guide
            International, Inc. *                25,742
    2,500   Oracle Corp. *                       40,401
                                              ---------
                                                107,351
                                              ---------
            TELECOMMUNICATIONS  (4.5%)
    1,187   AT&T Corp.                           26,446
      620   Bellsouth Corp.                      26,015
       90   Broadwing, Inc. *                     2,232
      710   Corning, Inc.                        15,599
      890   Global Crossing Ltd. *               11,152
      710   JDS Uniphase Corp. *                 15,187
      450   Level 3 Communications, Inc. *        6,404
    1,070   Lucent Technologies, Inc.            10,711
      540   Nextel Communications, Inc. *         8,775
      800   Nortel Networks Corp.  ADR           12,240
      450   Qualcomm, Inc. *                     25,812
    1,222   Qwest Communications
            International, Inc. *                49,980
    1,520   SBC Communications, Inc.             62,700
      980   Sprint Corp. (PCS Group) *           25,117
    1,449   Verizon Communications               79,795
       90   Williams Communications
            Group, Inc. *                           407
    1,070   Worldcom, Inc. *                     19,528
                                              ---------
                                                398,100
                                              ---------
            TELEVISION BROADCASTING  (0.0%)
      180   Fox Entertainment Group, Inc. *       4,131
                                              ---------
            TRANSPORTATION SERVICES  (0.1%)
      180   C.H. Robinson Worldwide, Inc.         4,871
      180   Fedex Corp. *                         7,572
                                              ---------
                                                 12,443
                                              ---------

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                             PRESTIGE BALANCED FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
            UTILITIES  (1.8%)
      180   Ameren Corp.                      $   7,555
      180   Cinergy Corp.                         6,242
      270   CMS Energy Corp.                      8,451
      180   Consolidated Edison, Inc.             6,734
      270   DTE Energy Co.                       11,318
      620   Entergy Corp.                        25,111
      270   FPL, Inc.                            16,173
      190   GPU, Inc.                             6,329
      286   NiSource, Inc.                        8,514
      180   Pinnacle West Capital Corp.           9,034
      360   Progress Energy, Inc.                15,926
      180   Reliant Energy, Inc.                  8,919
      270   TXU Corp.                            11,869
       96   Wisconsin Energy Corp.                2,112
      360   XCEL Energy, Inc.                    11,232
                                              ---------
                                                155,519
                                              ---------
            TOTAL COMMON STOCK                5,412,905
                                              ---------
--------------------------------------------------------------------------------
PRINCIPAL   SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS  (9.5%)
            ACCIDENT AND HEALTH
            INSURANCE  (0.4%)
 $ 30,000   Qwest Capital Funding,
            7.90%, 8/15/10                       31,530
                                              ---------
            BANKING  (1.6%)
   50,000   Banc One Corp.,
            7.875%, 08/01/10                     53,406
   50,000   Bank of America Corp.,
            7.40%, 1/15/11                       52,004
   30,000   Citigroup, Inc.,
            7.25%, 10/01/10                      31,175
                                              ---------
                                                136,585
                                              ---------
            BROADCAST MEDIA /
            CABLE TELEVISION  (0.6%)
   50,000   TCI Communications, Inc.,
            7.875% 2/15/26                       49,598
                                              ---------
            COMMUNICATION  (0.2%)
   20,000   Cox Communications, Inc.,
            7.75%, 11/1/10                       20,891
                                              ---------
            CRUDE PETROLEUM AND
            NATURAL GAS  (0.4%)
   30,000   Occidental Petroleum,
            7.65%, 2/15/06                       31,510
                                              ---------

--------------------------------------------------------------------------------
PRINCIPAL   SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS  (CONTINUED)
            ELECTRIC SERVICES  (0.5%)
$  20,000   Calenergy Co., Inc.,
            7.63%, 10/15/07                   $  20,549
   25,000   Constellation Energy,
            7.875%, 4/1/05                       26,370
                                              ---------
                                                 46,919
                                              ---------
            ENTERTAINMENT  (0.4%)
   30,000   Time Warner, Inc.,
            7.97%, 08/15/04                      31,887
                                              ---------
            FINANCIAL / BANKS  (0.9%)
   40,000   First Union Corp.,
            6.95%, 11/01/04                      41,385
   35,000   Northern Trust Co.,
            6.65%, 11/9/04                       35,736
                                              ---------
                                                 77,121
                                              ---------

            FINANCIAL / MISCELLANEOUS  (1.5%)
   75,000   Ford Motor Credit Co.,
            7.375%, 10/28/09                     76,690
   20,000   Ford Motor Credit Co.,
            7.375%, 2/1/11                       20,492
   30,000   Household Finance Corp.,
            8.00%, 7/15/10                       32,323
                                              ---------
                                                129,505
                                              ---------
            GAS PRODUCTION AND/
            OR DISTRIBUTION  (0.2%)
   20,000   Dynegy Holdings, Inc.,
            6.875%, 4/1/11                       19,589
                                              ---------
            GAS TRANSMISSION AND
            DISTRIBUTION  (0.1%)
    5,000   Coastal Corp., 6.50%, 05/15/06        4,993
                                              ---------
            INDUSTRIAL SUPPLIES  (0.1%)
   10,000   Lowe's Companies, Inc.,
            6.875%, 2/15/28                       9,246
                                              ---------
            MOTOR VEHICLES  (0.3%)
   30,000   General Motors,
            7.20%, 01/15/11                      30,324
                                              ---------
            OIL & GAS  (0.3%)
   25,000   Amerada Hess Corp.,
            7.875%, 10/1/29                      26,146
                                              ---------

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                             PRESTIGE BALANCED FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL   SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS  (CONTINUED)
            OIL & GAS TRANSMISSION  (0.2%)
$  20,000   Sonat, Inc., 7.63%, 07/15/11      $  20,828
                                              ---------
            RETAIL  (0.2%)
   20,000   Federated Department Stores,
            6.90%, 04/01/29                      17,963
                                              ---------
            TELECOMMUNICATIONS  (0.5%)
   45,000   Sprint Capital Corp.,
            5.70%, 11/15/03                      44,439
                                              ---------
            TELEPHONE COMMUNICATION  (0.8%)
   30,000   Tele-Communications, Inc.,
            7.875%, 8/1/13                       30,977
   40,000   AT&T Corporation,
            5.625%, 03/15/04                     39,477
                                              ---------
                                                 70,454
                                              ---------
            TRANSPORTATION  (0.1%)
   10,000   Norfolk Southern Corp.,
            7.80%, 5/15/27                       10,167
                                              ---------
            UTILITIES  (0.2%)
   20,000   XCEL Energy Inc.,
            7.00%, 12/01/10                      19,922
                                              ---------
            TOTAL CORPORATE BONDS               829,617
                                              ---------
            FOREIGN BONDS  (1.1%)
            CABLE  (0.2%)
   15,000   Koninklijke Kpn Nv,
            8.375%, 10/1/30                      13,955
                                              ---------
            COMMUNICATION
            EQUIPMENT  (0.2%)
   20,000   Marconi Corp.,
            7.750%, 09/15/10                     18,928
                                              ---------
            INSURANCE CARRIERS  (0.3%)
   30,000   Axa SA, 8.60%, 12/15/30              32,115
                                              ---------
            TELEPHONE COMMUNICATIONS,
            EXC. RADIO  (0.4%)
   10,000   British Telecom PLC,
            8.125%, 12/15/10                     10,463
   20,000   British Telecom PLC,
            8.625%, 12/15/30                     21,128
                                              ---------
                                                 31,591
                                              ---------
            TOTAL FOREIGN BONDS                  96,589
                                              ---------

--------------------------------------------------------------------------------
PRINCIPAL   SECURITY DESCRIPTION             MARKET VALUEV
--------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES  (6.4%)
            FINANCIAL / MISCELLANEOUS  (6.3%)
$  85,000   CS First Boston Mortgage
            Securities Corp.,
            6.52%, 07/17/07                   $  87,026
   60,000   First Union National
            Bank Commercial Mortgage,
            7.202%, 9/15/10                      62,726
   53,450   GMAC Commercial
            Mortgage Securities,
            6.15%, 11/15/07                      54,023
   70,000   LB Commercial Conduit
            Mortgage Trust,
            7.325%, 09/15/09                     73,776
   55,137   Morgan Stanley Capital I,
            6.25%, 7/15/07                       56,122
   64,809   Morgan Stanley Capital I,
            6.34%, 11/15/07                      66,134
   95,000   Merrill Lynch Mortgage
            Investor, Inc., 6.39%, 02/15/30,
            Series 1998-C2                       95,604
   64,401   Mortgage Capitol Funding, Inc.,
            6.00%, 11/18/31, Series 1998-MC      64,759
                                              ---------
                                                560,170
                                              ---------
            TOTAL MORTGAGE-BACKED SECURITIES    560,170
                                              ---------
            U.S. GOVERNMENT SPONSORED
            AND AGENCY OBLIGATIONS  (16.1%)
            U.S. GOVERNMENT - MORTGAGE-
            BACKED OBLIGATIONS  (2.9%)
   56,000   FNMA, 7.125%, 06/15/10               60,302
   20,000   FNMA, 7.25%, 05/15/30                21,976
   75,000   FNMA, 7.00%, 05/01/30 TBA            75,609
   50,000   FNMA Dwarf, 6.00%, 06/01/16          49,469
   48,232   GNMA, 6.50%, 12/15/28                47,901
                                              ---------
                                                255,257
                                              ---------
            U.S. GOVERNMENT-TREASURY  (6.4%)
   15,000   U.S. Treasury Bond,
            8.875%, 2/15/19                      19,930
  170,000   U.S. Treasury Bond,
            6.125%, 3/31/02                     175,401
   60,000   U.S. Treasury Bonds,
            5.375%, 2/15/31                      56,588
   35,000   U.S. Treasury Notes,
            5.125%, 12/31/02                     35,471

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                             PRESTIGE BALANCED FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL   SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            U.S. GOVERNMENT SPONSORED
            AND AGENCY OBLIGATIONS  (CONTINUED)
            U.S. GOVERNMENT-TREASURY  (CONTINUED)
 $190,000   U.S. Treasury Notes,
            5.75 %, 11/15/05                  $  196,561
   79,000   U.S. Treasury Notes,
            5.00%, 2/15/11                        77,000
                                              ----------
                                                 560,951
                                              ----------
            US GOVT AGENCY (FHLMC)  (6.1%)
  183,870   FHLMC, 6.50%, 12/01/29               182,431
  358,779   FHLMC Gold Pool No G01155,
            6.50%,  12/01/30                     356,231
                                              ----------
                                                 538,662
                                              ----------
            US GOVT AGENCY (FHLB)  (0.7%)
   65,000   FHLB, 5.125%, 01/13/03                65,562
                                              ----------
            TOTAL U.S. GOVERNMENT SPONSORED
            AND AGENCY OBLIGATIONS             1,420,432
                                              ----------
            REPURCHASE AGREEMENT  (1.9%)
  170,000   Fifth Third Bank, 4.40%, 05/01/01,
              (Collateralized by FNMA)           170,000
                                              ----------
            TOTAL REPURCHASE AGREEMENT           170,000
                                              ----------
            TOTAL INVESTMENTS -- (101.2%)
            (COST $8,864,915) (A)              8,884,639
            LIABILITIES IN EXCESS OF
            OTHER ASSETS-- (-1.2%)              (109,680)
                                              ----------
            TOTAL NET ASSETS-- (100.0%)       $8,774,959
                                              ==========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation .............   $  587,364
      Unrealized depreciation .............     (567,640)
                                              ----------
      Net unrealized appreciation .........   $   19,724
                                              ==========

       *  Denotes a non-income producing security.
     ADR  American Depository Receipts
    FHLB  Federal Home Loan Bank
   FHLMC  Federal Home Loan Mortgage Corp.
    FNMA  Federal National Mortgage Association
    GNMA  Government National Mortgage Association

See notes to financial statements.
                                                                              11

                           PRESTIGE INTERNATIONAL FUND

MANAGEMENT  DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?
For the six-month period ended April 30, 2001, the Prestige International Fund returned -7.88%* versus -7.98% for the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCIEAFE), its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
As the euphoria surrounding technology, media, and telecommunications stocks came to an end, investors began to focus on company fundamentals and long-term business models. Capital shifted to Europe where valuations seemed more compelling and economic growth looked set to outpace the United States for the first time in years. Signs of an economic slowdown spread beyond the U.S., and profit warnings from technology companies continued. Japanese stocks, despite negative media coverage, fell less than their European counterparts, as the Bank of Japan cut interest rates, and the Japanese government announced its intention to deal more aggressively with its ongoing bank problems. April saw international stocks rebound dramatically from weak first quarter performances, driven by global rate cuts and signs that corporate earnings have finally begun to stabilize. Technology and telecommunications stocks, which were particularly hard hit in the first quarter of 2001, led the April rally.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR
PORTFOLIO'S PERFORMANCE?+
During the fourth quarter of 2000, Dai-Ichi Kangyo Bank, Fuji Bank and Industrial Bank of Japan merged to create one of the world's largest banks, Mizuho Holdings. In the food and beverage industry, Cadbury Schweppes bought Snapple to bolster its beverage portfolio. During the first quarter, companies in all sectors responded to the economic uncertainty through restructuring and cost-cutting moves. Several reorganization initiatives that were launched in 2000 began to yield favorable results in the first quarter of 2001. For example, increases in oil production and cost savings allowed TotalFinaElf to raise its dividends by 40% and to announce record profits for 2000.

Throughout the portfolio, companies are repositioning themselves to maintain profitability in the face of the improving economic conditions. Vodafone Group, for example, the world's largest mobile phone operator, has recently responded with plans to improve margins, including raising the prices of their cheapest pre-pay handsets. E.on, Germany's second-largest electric company, is expanding abroad to compensate for stagnating domestic energy consumption and falling German electricity prices.


WHAT IS YOUR VIEW OF THE MARKET-AND YOUR FUND'S POSITION-GOING FORWARD? Investing in companies with strong management teams has long been one of the tenets of our investment process, and this is especially important in adverse environments. Our companies are adjusting well to current economic conditions in their respective industries. This confirms our belief that our investment selection process discerns superior companies within their industry and country that should deliver superior relative performance in both, bad and good economic conditions.

----------------------
* Performance for Class A shares without sales charge and assuming all distributions reinvested.

LAZARD ASSET MANAGEMENT -- SUBADVISER

PORTFOLIO MARKET VALUE $16,954,776
April 30, 2001

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS+

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS]
Repurchase Agreement 5.1%
Common Stock 94.9%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS
(For Periods Ended April 30, 2001)
                                            INSTITUTIONAL
              CLASS A           CLASS B         SERVICE
YEARS     W/O SC*   W/SC1   W/O SC*   W/SC2     CLASS3
--------------------------------------------------------------------------------
1         -12.98%  -17.97%  -13.35%  -17.44%     -12.92%
--------------------------------------------------------------------------------
Life4       1.34%   -1.04%    2.03%    0.87%       1.45%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance date.

*  These returns do not reflect the effects of a sales charge (SC).
+  Portfolio composition subject to change.
1  A 5.75% front-end sales charge was deducted.
2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
3 Institutional Service Class Shares are not subject to any sales charges. 4 Fund commenced operations on 11/02/98.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                           NATIONWIDE(R) MUTUAL FUNDS
                           PRESTIGE INTERNATIONAL FUND
               SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------

            COMMON STOCK  (99.1%)
            DENMARK  (0.9%)
            TELECOMMUNICATIONS  (0.9%)
    4,000   Tele Danmark AS                  $  152,050
                                             ----------
            FINLAND  (1.0%)
            PAPER & FOREST
            PRODUCTS  (1.0%)
    5,300   UPM-Kymmene OYJ                     166,099
                                             ----------
            FRANCE  (14.7%)
            COMMUNICATIONS &
            MEDIA  (1.8%)
    4,920   Lagardere SCA                       285,699
                                             ----------
            CONSTRUCTION & BUILDING
            MATERIALS  (2.5%)
      820   Compagnie de Saint-Gobain           123,585
    1,910   Suez Lyonnaise des Eaux             282,105
                                             ----------
                                                405,690
                                             ----------
            DRUGS  (2.3%)
    4,718   Aventis SA                          365,153
                                             ----------
            FINANCIAL / BANKS  (2.0%)
    3,590   Banque Nationale De Paris           318,907
                                             ----------
            INSURANCE  (1.7%)
    2,340   Axa                                 275,912
                                             ----------
            MACHINERY  (0.5%)
    2,900   Alstom                               83,557
                                             ----------
            OIL / INTERNATIONAL  (2.5%)
    2,807   Total Fina SA                       418,075
                                             ----------
            SERVICES  (1.4%)
    3,197   Vivendi Universal                   221,217
                                             ----------
                                              2,374,210
                                             ----------
            GERMANY  (6.1%)
            FINANCIAL / BANKS  (2.3%)
    6,780   HypoVereinsbank AG                  375,075
                                             ----------
            INSURANCE  (2.1%)
    1,157   Allianz AG                          332,851
                                             ----------
            MANUFACTURING &
            CONSUMER GOODS  (0.6%)
    6,800   ThyssenKrupp AG                     104,896
                                             ----------
            UTILITIES / ELECTRIC  (1.1%)
    3,530   E.On AG                             177,287
                                             ----------
                                                990,109
                                             ----------

--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------

            HONG KONG  (0.3%)
            DIVERSIFIED OPERATIONS  (0.3%)
    4,000   Hutchison Whampoa                $   43,211
                                             ----------
            IRELAND  (1.2%)
            DRUGS  (1.2%)
    3,800   Elan Corp., ADR *                   190,570
                                             ----------
            ITALY  (4.2%)
            FINANCIAL / BANKS  (1.2%)
   13,700   San Paolo - IMI SpA                 191,295
                                             ----------
            INSURANCE  (0.8%)
   10,565   Alleanza Assicurazioni SpA          133,658
                                             ----------
            OIL / INTERNATIONAL  (2.2%)
   52,600   ENI SpA                             360,003
                                             ----------
                                                684,956
                                             ----------
            JAPAN  (20.7%)
            BUSINESS EQUIPMENT &
            SERVICES  (1.5%)
    6,000   Canon, Inc.                         235,561
                                             ----------
            CONSUMER NON-
            CYCLICAL  (1.4%)
    9,000   KAO Corp.                           228,761
                                             ----------
            DRUGS  (1.9%)
    8,000   Sankyo Co.                          167,078
    5,000   Yamanouchi Pharmaceutical
            Co., Ltd.                           138,422
                                             ----------
                                                305,500
                                             ----------
            ELECTRONICS  (3.9%)
   29,000   Hitachi Ltd.                        281,232
    4,800   Sony Corp.                          359,024
                                             ----------
                                                640,256
                                             ----------
            FINANCE  (1.6%)
   30,000   Nikko Securities Co., Ltd.          254,988
                                             ----------
            FINANCIAL / BANKS  (4.2%)
       43   Mizuho Holdings, Inc.               264,889
   24,600   Sumitomo Mitsui Banking Corp.       229,801
   27,000   Sumitomo Trust & Banking Co. Ltd.   183,373
                                             ----------
                                                678,063
                                             ----------
            FINANCIAL /
            MISCELLANEOUS  (1.1%)
    2,100   Orix Corp.                          183,422
                                             ----------
            MOTOR VEHICLES  (1.6%)
   39,000   Nissan Motors Co. Ltd.              267,398
                                             ----------

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                           PRESTIGE INTERNATIONAL FUND
         SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------
            JAPAN  (CONTINUED)
            RETAIL  (0.5%)
    1,000   Acom Co. Ltd.                    $   79,977
                                             ----------
            TELECOMMUNICATIONS  (3.0%)
   17,000   Fujitsu Ltd.                        233,942
       12   NTT Docomo, Inc.                    246,731
                                             ----------
                                                480,673
                                             ----------
                                              3,354,599
                                             ----------
            NETHERLANDS  (12.2%)
            BEVERAGES / ALCOHOLIC  (1.9%)
    5,800   Heineken NV                         300,549
                                             ----------
            CHEMICALS  (1.9%)
    7,240   Akzo Nobel NV                       301,354
                                             ----------
            ELECTRONICS  (2.2%)
   12,139   Philips Electronics NV              356,324
                                             ----------
            FINANCIAL / BANKS  (4.4%)
   18,000   ABN AMRO Holding NV                 362,244
    5,505   ING Groep NV                        375,647
                                             ----------
                                                737,891
                                             ----------
            INTERNET SERVICES /
            SOFTWARE  (0.4%)
   13,300   Getronics NV                         64,615
                                             ----------
            PRINTING & PUBLISHING  (1.4%)
    8,100   Wolters Kluwer CVA                  223,905
                                             ----------
                                              1,984,638
                                             ----------
            PORTUGAL  (1.2%)
            TELECOMMUNICATIONS  (1.2%)
   20,600   Portugal Telecom SA                 199,796
                                             ----------
            SINGAPORE  (2.9%)
            FINANCIAL / BANKS  (2.9%)
   32,450   Overseas Chinese Banking
            Corp. Ltd.                          195,966
   41,176   United Overseas Bank Ltd.           273,529
                                             ----------
                                                469,495
                                             ----------
                                                469,495
                                             ----------
            SPAIN  (3.6%)
            TELECOMMUNICATIONS  (1.8%)
   17,631   Telefonica SA *                     298,235
                                             ----------
            UTILITIES / ELECTRIC  (1.8%)
   17,300   Endesa SA                           291,255
                                             ----------
                                                589,490
                                             ----------

--------------------------------------------------------------------------------
SHARES      SECURITY DESCRIPTION             MARKET VALUE
--------------------------------------------------------------------------------

            SWEDEN  (3.1%)
            CONSUMER DURABLES  (1.3%)
   13,000   Electroloux AB                   $  214,535
                                             ----------
            INVESTMENT COMPANY  (1.8%)
   24,100   Investor AB *                       294,474
                                             ----------
                                                509,009
                                             ----------
            SWITZERLAND  (3.0%)
            DRUGS  (1.1%)
       25   Roche Holding AG                    179,557
                                             ----------
            FINANCIAL / BANKS  (1.1%)
      542   Zurich Financial Services AG        192,764
                                             ----------
            MANUFACTURING &
            CONSUMER GOODS  (0.8%)
    1,691   ABB Ltd.                            121,842
                                             ----------
                                                494,163
                                             ----------
            UNITED KINGDOM  (24.0%)
            AEROSPACE  (1.2%)
   40,000   British Aerospace PLC               190,299
                                             ----------
            AUTO & AUTO PARTS  (0.4%)
    5,800   GKN PLC                              62,905
                                             ----------
            BANKING/INSURANCE  (2.6%)
   31,900   HSBC Holdings PLC                   419,232
                                             ----------
            BEVERAGES / ALCOHOLIC  (1.9%)
   29,900   Diageo PLC                          313,375
                                             ----------
            ELECTRONICS  (1.4%)
   30,700   National Grid Group PLC             234,346
                                             ----------
            FOOD & RELATED  (1.6%)
   40,900   Cadbury Schweppes PLC               251,638
                                             ----------
            INSURANCE  (0.8%)
   11,600   Prudential Corp. PLC                135,353
                                             ----------
            MANUFACTURING &
            CONSUMER GOODS  (1.8%)
  135,900   Invensys PLC                        285,353
                                             ----------
            MEDICAL-DRUGS  (2.5%)
   15,076   Glaxosmithkline PLC *               399,280
                                             ----------
            OIL / INTERNATIONAL  (3.1%)
   56,900   BP Amoco PLC                        510,871
                                             ----------
            RETAIL  (3.4%)
   39,410   Great Universal Stores PLC          305,907
   67,800   Tesco PLC                           242,039
                                             ----------
                                                547,946
                                             ----------

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                          PRESTIGE INTERNATIONAL FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SHARES OR
PRINCIPAL
AMOUNT      SECURITY DESCRIPTION                MARKET VALUE
--------------------------------------------------------------------------------

            UNITED KINGDOM  (CONTINUED)
            TELECOMMUNICATIONS  (3.3%)
   25,000   British Telecommunications PLC  $   199,242
  109,700   Vodafone Airtouch PLC               333,541
                                            -----------
                                                532,783
                                            -----------
                                              3,883,381
                                            -----------
            TOTAL COMMON STOCK               16,085,776
                                            -----------
            REPURCHASE AGREEMENT  (5.4%)
$869,000    Fifth Third Bank, 4.40%, 05/01/01
             (Collateralized by FNMB)           869,000
                                            -----------
            TOTAL REPURCHASE AGREEMENT          869,000
                                            -----------
            TOTAL INVESTMENTS
            (COST $18,617,333)
            (A)-- (104.5%)                   16,954,776
            LIABILITIES IN EXCESS OF
            OTHER ASSETS --  (-4.5%)           (726,670)
                                            -----------
            TOTAL NET ASSETS-- (100.0%)     $16,228,106
                                            ===========

------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation ............  $    410,002
      Unrealized depreciation ............    (2,072,559)
                                            ------------
      Net unrealized depreciation ........  $ (1,662,557)
                                            ============

       * Denotes a non-income producing security.
     ADR American Depository Receipt
    FNMB Federal National Mortgage Bank
     NPV No Par Value
     PLC Public Limited Company
See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                   (UNAUDITED)
----------------------------------------------------------------------------------------------------------------

                                                                  PRESTIGE           PRESTIGE
                                                               BALANCED FUND    INTERNATIONAL FUND
                                                                -------------    -----------------
ASSETS:
Investments, at value (cost $8,694,915 and $17,748,333;
  respectively)                                                $ 8,714,639        $16,085,776
Repurchase agreements, at cost                                     170,000            869,000
                                                               -----------        -----------
      Total Investments                                          8,884,639         16,954,776
                                                               -----------        -----------
Cash                                                                   889                336
Foreign currency, at value (cost $0 and $28,454; respectively)          --             28,222
Interest and dividends receivable                                   37,586             46,096
Receivable for investments sold                                     49,867             82,616
Receivable from adviser                                             16,317             15,604
Reclaims receivable                                                     --             21,191
Prepaid expenses and other assets                                       --                114
                                                               -----------        -----------
      Total Assets                                               8,989,298         17,148,955
                                                               -----------        -----------
LIABILITIES:
Payable for investments purchased                                  172,347            848,221
Net unrealized depreciation for forward foreign currency contracts      --              9,049
Accrued expenses and other payables:
   Investment advisory fees                                          2,998              5,206
   Sub-investment advisory fees                                      2,623              5,856
   Fund administration fees                                          6,164              6,164
   Transfer agent fees                                               4,439              2,855
   Distribution fees                                                 2,459              3,035
   Adminstrative servicing fees                                        407              1,519
   Other                                                            22,902             38,944
                                                               -----------        -----------
      Total Liabilities                                            214,339            920,849
                                                               -----------        -----------
NET ASSETS                                                     $ 8,774,959        $16,228,106
                                                               ===========        ===========
REPRESENTED BY:
Capital                                                        $ 8,831,658        $18,575,979
Accumulated net investment income (loss)                            16,122             22,590
Accumulated  net realized gains (losses) from investment and
     foreign currency transactions                                 (92,545)          (701,204)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in
     foreign currencies                                             19,724         (1,669,259)
                                                               -----------        -----------
NET ASSETS                                                     $ 8,774,959        $16,228,106
                                                               ===========        ===========
NET ASSETS:
Class A Shares                                                 $ 2,763,344        $14,629,979
Class B Shares                                                   2,296,411            148,058
Institutional Service Class Shares                               3,715,204          1,450,069
                                                               -----------        ------------
      Total                                                    $ 8,774,959        $16,228,106
                                                               ===========        ===========
SHARES OUTSTANDING (unlimited number of shares authorized)
Class A Shares                                                     264,650          1,528,439
Class B Shares                                                     218,422             15,065
Institutional Service Class Shares                                 355,613            151,212
                                                               -----------        -----------
      Total                                                        838,685          1,694,716
                                                               ===========        ===========
NET ASSET VALUE:
Class A Shares                                                      $10.44              $9.57
Class B Shares *                                                    $10.51              $9.83
Institutional Service Class Shares                                  $10.45              $9.59

MAXIMUM OFFERING PRICE PER SHARE
    (100%/(100%-maximum sales charge) of net asset
    value adjusted to the nearest cent)
Class A Shares                                                      $11.08             $10.15
                                                               -----------        -----------
Maximum Sales Load - Class A Shares                                   5.75%              5.75%
                                                               ===========        ===========

-------------------------------------------------------------
* For Class B Shares,  the  redemption  price per share varies by length of time shares are held and are not subject to a front-end  sales  charge.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2001
                                   (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------


                                                                          PRESTIGE            PRESTIGE
                                                                       BALANCED FUND     INTERNATIONAL FUND
                                                                        -------------     -----------------
INVESTMENT INCOME:
   Interest income                                                       $ 127,698          $    15,158
   Dividend income (net of withholding tax of $0 and $15,948;
      respectively)                                                         35,969              117,560
                                                                         ---------          -----------
     Total Income                                                          163,667              132,718
                                                                         ---------          -----------
EXPENSES:
   Investment advisory fees                                                 36,568               69,351
   Fund administration fees                                                 37,192               37,192
   Distribution fees Class A                                                 4,330               18,496
   Distribution fees Class B                                                11,700                  872
   Administrative servicing fees Class A                                       800               10,520
   Administrative servicing fees Institutional Service Class                 2,300                1,220
   Accounting fees                                                          10,726                7,373
   Transfer agent fees                                                       9,137                6,228
   Trustees' fees                                                              196                  308
   Professional fees                                                         4,818                4,819
   Custodian fees                                                            8,837               33,387
   Insurance fees                                                              110                  184
   Registration and filing fees                                             14,926               17,659
   Printing                                                                  7,366                5,837
   Other                                                                        --                  780
                                                                         ---------          -----------
     Total expenses before waived or reimbursed expenses                   149,006              214,226
   Expenses waived or reimbursed                                           (89,556)            (107,808)
                                                                         ---------          -----------
     Total Expenses                                                         59,450              106,418
                                                                         ---------          -----------
NET INVESTMENT INCOME (LOSS)                                               104,217               26,300
                                                                         ---------          -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
   Net realized gains (losses) on investment and foreign
     currency transactions                                                 (65,037)            (543,691)
   Net change in unrealized appreciation/depreciation on
     investments and translation of assets and liabilities
     denominated in foreign currencies                                    (538,698)            (746,945)
                                                                         ---------          -----------
   Net realized/unrealized gains (losses) on investments
     and foreign currencies                                               (603,735)          (1,290,636)
                                                                         ---------          -----------
CHANGE IN NET ASSETS FROM OPERATIONS                                     $(499,518)         $(1,264,336)
                                                                         =========          ===========

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------

                                                             PRESTIGE BALANCED FUND         PRESTIGE INTERNATIONAL FUND
                                                         -------------------------------  -------------------------------
                                                         SIX MONTHS                        SIX MONTHS
                                                            ENDED         YEAR ENDED          ENDED         YEAR ENDED
                                                          APRIL  30,     OCTOBER 31,         APRIL 30,      OCTOBER 31,
                                                            2001            2000              2001             2000
                                                        ------------    ---------------   ------------    ---------------
                                                        (UNAUDITED)                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                          $   104,217      $  209,573      $    26,300       $   89,293
   Net realized gains (losses) on investment and foreign
      currency transactions                                  (65,037)         93,780         (543,691)         751,799
   Net change in unrealized appreciation/depreciation on
      investments and translation of assets and
      liabilities denominated in foreign currencies         (538,698)        100,818         (746,945)      (1,526,304)
                                                         -----------     -----------      -----------      -----------
Change in net assets from operations                        (499,518)        404,171       (1,264,336)        (685,212)
                                                         -----------     -----------      -----------      -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
   Net investment income                                     (40,526)        (74,871)              --          (72,587)
   Net realized gains on investments                         (42,315)        (48,435)        (830,360)        (129,356)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
   Net investment income                                     (18,880)        (36,891)              --             (583)
   Net realized gains on investments                         (28,087)        (38,058)          (9,956)            (597)

DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS
  FROM:
   Net investment income                                     (50,140)        (92,491)              --           (5,620)
   Net realized gains on investments                         (46,898)        (57,354)         (65,186)          (6,806)
                                                         -----------     -----------      -----------      -----------
Change in net assets from shareholder distributions         (226,846)       (348,100)        (905,502)        (215,549)
                                                         -----------     -----------      -----------      -----------
Change in net assets from capital transactions              (609,455)      2,335,981        1,008,996        3,700,284
                                                         -----------     -----------      -----------      -----------
Change in net assets                                      (1,335,819)      2,392,052       (1,160,842)       2,799,523
NET ASSETS:
   Beginning of period                                    10,110,778       7,718,726       17,388,948       14,589,425
                                                         -----------     -----------      -----------      -----------
   End of period                                         $ 8,774,959     $10,110,778      $16,228,106      $17,388,948
                                                         ===========     ===========      ===========      ===========

See notes to financial statements.


                           NATIONWIDE(R) MUTUAL FUNDS
                             PRESTIGE BALANCED FUND
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUSTANDING

---------------------------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES                                CLASS B SHARES
                            ---------------------------------------------  ------------------------------------------------
                            SIX MONTHS ENDED    YEAR ENDED   PERIOD ENDED  SIX MONTHS ENDED  YEAR ENDED   PERIOD ENDED
                                 APRIL 30,      OCTOBER 31,   OCTOBER 31,       APRIL 30,    OCTOBER 31,   OCTOBER 31,
                                   2001           2000          1999(A)           2001         2000          1999(A)
                            ----------------    -----------  ------------  ----------------  -----------  ------------
                              (UNAUDITED)                                  (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD              $11.20        $11.13         $10.00          $11.28       $11.20         $10.00
                                    ------        ------         ------          ------       ------         ------
INVESTMENT ACTIVITIES:
   Net investment income (loss)       0.12          0.27           0.22            0.09         0.17           0.13
   Net realized and unrealized gains
     (losses) on investments         (0.63)         0.26           1.12           (0.64)        0.29           1.12
                                    ------        ------         ------          ------       ------         ------
     Total investment activities     (0.51)         0.53           1.34           (0.55)        0.46           1.25
                                    ------        ------         ------          ------       ------         ------
DISTRIBUTIONS:
   Net investment income             (0.12)        (0.26)         (0.21)          (0.09)       (0.18)         (0.05)
   Net realized gains                (0.13)        (0.20)            --           (0.13)       (0.20)            --
                                    ------        ------         ------          ------       ------         ------
     Total distributions             (0.25)        (0.46)         (0.21)          (0.22)       (0.38)         (0.05)
                                    ------        ------         ------          ------       ------         ------
Net increase (decrease) in
   net asset value                   (0.76)         0.07           1.13           (0.77)        0.08           1.20
                                    ------        ------         ------          ------       ------         ------
NET ASSET VALUE END OF PERIOD       $10.44        $11.20         $11.13          $10.51       $11.28         $11.20
                                    ======        ======         ======          ======       ======         ======
     Total Return
       (excluding sales charge)      (4.56%)(b)     4.86%         13.47%(b)       (4.96%)(b)    4.16%         12.54%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)   $2,763        $3,566         $2,532          $2,296       $2,408         $2,107
Ratio of expenses to average
   net assets                         1.10%(c)      1.10%          1.10%(c)        1.85%(c)     1.85%          1.85%(c)
Ratio of net investment income
   to average net assets              2.26%(c)      2.40%          2.02%(c)        1.49%(c)     1.63%          1.25%(c)
Ratio of expenses to average
   net assets*                        2.99%(c)      2.82%          3.44%(c)        3.72%(c)     3.53%          4.25%(c)
Portfolio turnover **                95.34%       284.35%        205.14%          95.34%      284.35%        205.14%

                                     INSTITUTIONAL SERVICE CLASS SHARES
                            -----------------------------------------------------
                            SIX MONTHS ENDED   YEAR ENDED       PERIOD ENDED
                             APRIL 30, 2001   OCTOBER 31,2000 OCTOBER 31, 1999(A)
                            ----------------  --------------- -------------------
                                (UNAUDITED)

NET ASSET VALUE
   BEGINNING OF PERIOD              $11.21        $11.13         $10.00
                                    ------        ------         ------
INVESTMENT ACTIVITIES:
   Net investment income (loss)       0.13          0.29           0.22
   Net realized and unrealized gains
     (losses) on investments         (0.63)         0.27           1.13
                                    ------        ------         ------
     Total investment activities     (0.50)         0.56           1.35
                                    ------        ------         ------
DISTRIBUTIONS:
   Net investment income             (0.13)        (0.28)         (0.22)
   Net realized gains                (0.13)        (0.20)         --
                                    ------        ------         ------
     Total distributions             (0.26)        (0.48)         (0.22)
                                    ------        ------         ------
Net increase (decrease) in
  net asset value                    (0.76)         0.08           1.13
                                    ------        ------         ------
NET ASSET VALUE END OF PERIOD       $10.45        $11.21         $11.13
                                    ======        ======         ======
     Total Return
       (excluding sales charge)      (4.46%)(b)     5.09%         13.62%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)   $3,715        $4,136         $3,080
Ratio of expenses to average
   net assets                         0.95%(c)      0.95%          0.95%(c)
Ratio of net investment income
   to average net assets              2.41%(c)      2.56%          2.17%(c)
Ratio of expenses to average
   net assets*                        2.72%(c)      2.56%          3.30%(c)
Portfolio turnover **                95.34%       284.35%        205.14%

--------------------------------
 *  During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For period from November 2, 1998 (commencement of operations) through October 31, 1999.
(b) Not annualized.
(c) Annualized.


                           NATIONWIDE(R) MUTUAL FUNDS
                           PRESTIGE INTERNATIONAL FUND
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES                                CLASS B SHARES
                            ---------------------------------------------  ------------------------------------------------
                            SIX MONTHS ENDED    YEAR ENDED   PERIOD ENDED  SIX MONTHS ENDED  YEAR ENDED   PERIOD ENDED
                                 APRIL 30,      OCTOBER 31,   OCTOBER 31,       APRIL 30,    OCTOBER 31,   OCTOBER 31,
                                   2001           2000          1999(A)           2001         2000          1999(A)
                            ----------------    -----------  ------------  ----------------  -----------  ------------
                              (UNAUDITED)                                  (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD             $ 10.99       $ 11.65        $ 10.00         $ 11.28      $ 11.96        $ 10.00
                                   -------       -------        -------         -------      -------        -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)       0.01          0.05           0.11           (0.03)       (0.05)          0.07
   Net realized and unrealized gains
     (losses) on investments         (0.84)        (0.54)          1.62           (0.83)       (0.48)          1.90
                                   -------       -------        -------         -------      -------        -------
     Total investment activities     (0.83)        (0.49)          1.73           (0.86)       (0.53)          1.97
                                   -------       -------        -------         -------      -------        -------
DISTRIBUTIONS:
   Net investment income                --         (0.06)         (0.08)             --           --          (0.01)
   In excess of net investment income   --            --             --              --        (0.04)            --
   Net realized gains                (0.59)        (0.11)            --           (0.59)       (0.11)            --
                                   -------       -------        -------         -------      -------        -------
     Total distributions             (0.59)        (0.17)         (0.08)          (0.59)       (0.15)         (0.01)
                                   -------       -------        -------         -------      -------        -------
Net increase (decrease) in
     net asset value                 (1.42)        (0.66)          1.65           (1.45)       (0.68)          1.96
                                   -------       -------        -------         -------      -------        -------
NET ASSET VALUE END OF PERIOD        $9.57       $ 10.99        $ 11.65         $  9.83      $ 11.28        $ 11.96
                                   =======       =======        =======         =======      =======        =======
     Total Return
       (excluding sales charge)      (7.88%)(b)    (4.36%)        17.33%(b)       (7.95%)(b)   (4.57%)        16.58%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)  $14,630       $15,405        $13,862         $   148      $   179        $    59
Ratio of expenses to average
     net assets                       1.30%(c)      1.30%          1.30%(c)     2.05%(c)        2.05%          2.05%(c)
Ratio of net investment income
     to average net assets            0.32%(c)      0.55%          0.59%(c)       (0.54%)(c)   (0.04%)         0.62%(c)
Ratio of expenses to average
     net assets*                      2.62%(c)      2.64%           2.87%(c)       4.44%(c)     4.50%          7.59%(c)
Portfolio turnover **                39.85%        69.01%         27.72%          39.85%       69.01%         27.72%


                                     INSTITUTIONAL SERVICE CLASS SHARES
                            -----------------------------------------------------
                            SIX MONTHS ENDED   YEAR ENDED       PERIOD ENDED
                             APRIL 30, 2001   OCTOBER 31,2000 OCTOBER 31, 1999(A)
                            ----------------  --------------- -------------------
                                (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD             $ 11.01       $ 11.67        $ 10.00
                                   -------       -------        -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)       0.02          0.06           0.14
   Net realized and unrealized gains
   (losses) on investments           (0.85)        (0.55)          1.61
                                   -------       -------        -------
     Total investment activities     (0.83)        (0.49)          1.75
                                   -------       -------        -------
DISTRIBUTIONS:
   Net investment income                --         (0.06)         (0.08)
   Net realized gains                (0.59)        (0.11)            --
                                   -------       -------        -------
     Total distributions             (0.59)        (0.17)         (0.08)
                                   -------       -------        -------
Net increase (decrease) in
    net asset value                  (1.42)        (0.66)          1.67
                                   -------       -------        -------
NET ASSET VALUE END OF PERIOD      $  9.59       $ 11.01        $ 11.67
                                   =======       =======        =======
     Total Return
        (excluding sales charge)     (7.86%)(b)    (4.31%)        17.57%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)  $ 1,450       $ 1,805        $   669
Ratio of expenses to average
   net assets                         1.25%(c)      1.25%          1.25%(c)
Ratio of net investment income
   to average net assets              0.45%(c)      0.64%          1.40%(c)
Ratio of expenses to average
   net assets*                        2.40%(c)      2.54%          6.30%(c)
Portfolio turnover **                39.85%        69.01%         27.72%

--------------------------------
 *  During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For period from November 2, 1998 (commencement of operations) through October 31, 1999.
(b) Not annualized.
(c) Annualized.


                           NATIONWIDE(R) MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust operates thirty-five separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Funds listed below (individually the "Fund", collectively the "Funds").
         o Prestige Balanced Fund (Balanced)
         o Prestige International Fund (International)

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A) SECURITY VALUATION
Equity securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by an independent pricing agent, the use of which has been approved by the Funds' Board of Trustees. If the pricing agent is unable to obtain a readily available market quotation, the security is priced at fair value, under procedures approved by the Funds' Board of Trustees. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

(B) REPURCHASE AGREEMENTS
The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement, at a market value equal to or greater than the repurchase price
(including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

(C) FOREIGN CURRENCY TRANSACTIONS
Fluctuations in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
Net realized gains or losses arise from sales of foreign currencies, security transactions, the difference between the amounts of purchases and sales of securities, and the difference between income receipts and expense payments recorded on the Fund's books in the U.S. dollar equivalent of amounts actually received or paid. Net unrealized gains or losses arise from accounting records denominated in foreign currencies and then translated into U.S. dollars.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(E) SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(F) FEDERAL INCOME TAXES
Each  Fund's  policy  is to  qualify  or  continue  to  qualify  as a  regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(G) DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

(H) EXPENSES
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

I) CAPITAL SHARE TRANSACTIONS
 Transactions in capital shares of the Funds were as follows:

                                                   BALANCED                                  INTERNATIONAL
                                  ----------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED       YEAR ENDED          SIX MONTHS ENDED        YEAR ENDED
                                      APRIL 30, 2001     OCTOBER 31, 2001        APRIL 30, 2001      OCTOBER 31, 2001
                                  -------------------    ----------------       ----------------    ------------------
                                        (UNAUDITED)                                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES
   Proceeds from shares issued ......  $   390,275          $ 1,274,974             $ 4,008,259         $35,564,843
   Dividends reinvested .............       82,839              123,295                 830,360             201,928
   Cost of shares redeemed ..........   (1,002,597)            (381,845)             (3,576,424)        (33,396,020)
                                       -----------          -----------             -----------         -----------
                                          (529,483)           1,016,424               1,262,195           2,370,751
                                       -----------          -----------             -----------         -----------
CLASS B SHARES
   Proceeds from shares issued ......      148,581              268,034                  23,323             218,927
   Dividends reinvested .............       46,599               74,877                   9,956               1,177
   Cost of shares redeemed ..........     (137,762)             (58,123)                (39,011)            (85,788)
                                       -----------          -----------             -----------         -----------
                                            57,418              284,788                  (5,732)            134,316
                                       -----------          -----------             -----------         -----------
INSTITUTIONAL SERVICE CLASS SHARES
   Proceeds from shares issued ......      529,510            2,197,153              13,027,637           2,922,974
   Dividends reinvested .............       97,039              149,830                  65,186              12,420
   Cost of shares redeemed ..........     (763,939)          (1,312,214)            (13,340,290)         (1,740,177)
                                       -----------          -----------             -----------         -----------
                                          (137,390)           1,034,769                (247,467)          1,195,217
                                       -----------          -----------             -----------         -----------
Change in net assets from
   capital transactions .............  $  (609,455)         $ 2,335,981             $ 1,008,996         $ 3,700,284
                                       ===========          ===========             ===========         ===========
SHARE TRANSACTIONS:
CLASS A SHARES
   Issued ...........................       35,948              113,610                 401,279           3,021,681
   Reinvested .......................        7,886               11,072                  81,090              16,892
   Redeemed .........................      (97,489)             (33,924)               (355,969)         (2,826,390)
                                       -----------          -----------             -----------         -----------
                                           (53,655)              90,758                 126,400             212,183
                                       -----------          -----------             -----------         -----------
CLASS B SHARES
   Issued ...........................       13,662               23,865                   2,066              18,047
   Reinvested .......................        4,390                6,684                     945                  96
   Redeemed .........................      (13,158)              (5,126)                 (3,830)             (7,166)
                                       -----------          -----------             -----------         -----------
                                             4,894               25,423                    (819)             10,977
                                       -----------          -----------             -----------         -----------
INSTITUTIONAL SERVICE CLASS SHARES
   Issued ...........................       49,737              196,884               1,306,038             253,357
   Reinvested .......................        9,253               13,453                   6,353               1,040
   Redeemed .........................      (72,300)            (118,089)             (1,325,178)           (147,726)
                                       -----------          -----------             -----------         -----------
                                           (13,310)              92,248                 (12,787)            106,671
                                       -----------          -----------             -----------         -----------
Total change in shares ..............      (62,071)             208,429                 112,794             329,831
                                       ===========          ===========             ===========         ===========

(3) TRANSACTION WITH AFFILIATES
Under the terms of the Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
The subadvisers manage the applicable Fund's investments and have the responsibility for making all investment decisions for the applicable Funds. Under the terms of the Investment Advisory Agreement, each Fund pays VMF an investment advisory fee based on that Fund's average daily net assets. From such fees, pursuant to the subadvisory agreements, VMF pays fees to the applicable subadviser.

Additional information regarding investment advisory fees for VMF and the subadvisory fees is as follows for the period ended April 30, 2001:

                                                                                   TOTAL        FEES         PAID TO
FUND (SUBADVISER)                                       FEE SCHEDULE               FEES       RETAINED     SUBADVISER
---------------------------------------------------------------------------------------------------------------------------
Balanced .........................................     Up to $100 million              0.75%         0.40%         0.35%
   (J.P. Morgan Investment Management, Inc.) .....     On $100 million and more        0.70%         0.40%         0.30%
---------------------------------------------------------------------------------------------------------------------------
International ....................................     Up to $200 million              0.85%         0.40%         0.45%
   (Lazard Asset Management) .....................     On $200 million and more        0.80%         0.40%         0.40%
---------------------------------------------------------------------------------------------------------------------------

VMF has entered into an Expense Limitation Agreement with the Trust on behalf of the Funds. Pursuant to the Expense Limitation Agreement, VMF has agreed to waive fees or otherwise reimburse expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense caps for each class of shares for the period ended April 30, 2001:

                                                   EXPENSE CAPS
                          --------------------------------------------------------------------
                                                                     INSTITUTIONAL SERVICE
                          CLASS A SHARES        CLASS B SHARES           CLASS SHARES
----------------------------------------------------------------------------------------------
Balanced ..............             1.10%                 1.85%                  0.95%
International .........             1.30%                 2.05%                  1.25%
----------------------------------------------------------------------------------------------

VMF may request and receive reimbursement from certain Funds of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of the period ended April 30, 2001, the cumulative reimbursements were $394,724 and $485,762 for Balanced and International Funds, respectively.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class A and Class B shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A shares and 1.00% for Class B shares. As disclosed in a Subsequent Event footnote in the Annual Report dated October 31, 2000, the Board of Trustees approved a change in the principal underwriter of the Trust from NAS to Villanova Distribution Services, Inc. As of April 30, 2001 the change in underwriter has not occurred.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions,

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
salaries, and other expenses in connection with generating new sales of Class A shares of the Funds. NAS also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. For the six months ended April 30, 2001, NAS received commissions of $11,519 from front-end sales charges of Class A shares and from CDSC fees from Class B shares of the Funds, of which $11,197 was reallowed to affiliated broker dealers of the Funds.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period ended April 30, 2001, the Funds incurred fund administration fees according to the following schedule:

                              FUND
                         ADMINISTRATION
                          FEE SCHEDULE*
               -----------------------------------
               Up to $250 million            0.10%
               On the next $750 million      0.06%
               On $1 billion and more        0.04%
               -----------------------------------

* The Fund Administration fee is subject to a minimum of $75,000 per Fund per year.

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide subadministration services to the Funds.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at $20 per account for Class A and Class B shares and 0.01% of the average daily net assets of the Institutional Service Class shares.

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Funds.

Under the terms of an Administrative Services Plan, the Funds pays fees to servicing organizations, such as broker-dealers including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A and Institutional Service Class of shares.

4. BANK LOANS
NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the agreement. There were no outstanding borrowings on these Funds as of April 30, 2001.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2001, are summarized as follows:

 FUND                                 PURCHASES             SALES
 ------------                         ----------          ----------
Balanced ..........................   $9,253,742          $9,981,093
International .....................    7,399,593           6,502,939

6. SUBSEQUENT EVENT
As disclosed in a Subsequent Event footnote in the Annual Report dated October 31, 2000, the Board of Trustees approved a Plan of Dissolution, Liquidation and Termination for these Funds subject to shareholder approval. As of April 30, 2001 the shareholder approval has not occurred but is expected to occur before October 31, 2001.

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